Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ctrip.Com CNY	IPO CNY	Series B Convertible Preferred Shares CNY	Ordinary Shares CNY	Ordinary Shares Ctrip.Com CNY	Ordinary Shares IPO CNY	Ordinary Shares Series A convertible Preferred Shares CNY	Ordinary Shares Series B Convertible Preferred Shares CNY	Series A Preferred Shares Series A convertible Preferred Shares CNY	Additional Paid-in Capital CNY	Additional Paid-in Capital Ctrip.Com CNY	Additional Paid-in Capital IPO CNY	Additional Paid-in Capital Series B Convertible Preferred Shares CNY	Retained earnings (Accumulated Deficit) CNY	Accumulated Other Comprehensive loss CNY	Noncontrolling Interest CNY
Balance at Dec. 31, 2009		105,453				47					34	351,994				(245,456)	(12,530)	11,364
Balance (in shares) at Dec. 31, 2009						60,948,013					44,000,000
Issuance of ordinary shares (in shares)							7,202,482	41,400,000
Issuance of ordinary shares			150,572	804,848			5	28					150,567	804,820
Conversion convertible preferred shares into ordinary shares upon completion of initial public offering (in shares)									44,000,000	78,058,919	(44,000,000)
Conversion convertible preferred shares into ordinary shares upon completion of initial public offering					796,803				34	57	(34)				796,746
Issuance of warrants		942										942
Acquisitions of noncontrolling interest		(17,099)										(10,588)						(6,511)
Issuance of ordinary shares upon exercise of warrants (in shares)						1,700,000
Issuance of ordinary shares upon exercise of warrants		17,873				1						17,872
Issuance of ordinary shares upon exercise of option (in shares)		7,842,341				7,842,341
Issuance of ordinary shares upon exercise of option		42,342				6						42,336
Share-based compensation		13,113										13,113
Capital contribution from noncontrolling interest		10																10
Sales of partial ownership interest in one subsidiary		1,130										562						568
Net income		221,794														215,751		6,043
Dividend paid to noncontrolling interest		(2,298)																(2,298)
Foreign currency translation adjustments		(10,173)															(10,173)
Balance at Dec. 31, 2010		2,125,310				178						2,168,364				(29,705)	(22,703)	9,176
Balance (in shares) at Dec. 31, 2010						241,151,755
Issuance of ordinary shares upon exercise of option (in shares)		1,452,468				1,452,468
Issuance of ordinary shares upon exercise of option		7,784				1						7,783
Share-based compensation		15,483										15,483
Excess tax benefit from share-based compensation		8,324										8,324
Capital contribution from noncontrolling interest		459																459
Net income		118,138														114,832		3,306
Dividend paid to noncontrolling interest		(3,151)																(3,151)
Foreign currency translation adjustments		(16,463)															(16,463)
Balance at Dec. 31, 2011		2,255,884				179						2,199,954				85,127	(39,166)	9,790
Balance (in shares) at Dec. 31, 2011						242,604,223
Issuance of ordinary shares upon exercise of option (in shares)	1,889,872					1,889,872
Issuance of ordinary shares upon exercise of option		18,311				1						18,310
Share-based compensation		20,837										20,837
Excess tax benefit from share-based compensation		4,302										4,302
Capital contribution from noncontrolling interest		240																240
Acquisitions with noncontrolling interest		14,215																14,215
Net income	28,812	179,504														174,887		4,617
Dividend paid to noncontrolling interest		(3,486)																(3,486)
Foreign currency translation adjustments	122	758															758
Balance at Dec. 31, 2012	$ 399,763	2,490,565				180						2,243,403				260,014	(38,408)	25,376
Balance (in shares) at Dec. 31, 2012						244,494,095